Commitments and Contingent Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

12. Commitments and Contingent Liabilities

Contingencies

Various legal proceedings are pending or threatened against the Company. After consultation with legal counsel, management does not expect that the aggregate liability, if any, resulting from these proceedings would have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby and commercial letters of credit which are not reflected in the unaudited consolidated financial statements.

Unfunded Commitments to Extend Credit

A commitment to extend credit is a legally binding agreement to lend funds to a customer, usually at a stated interest rate and for a specified purpose. Commitments are reported net of participations sold to other institutions. Such commitments have fixed expiration dates and generally require a fee. The extension of a commitment gives rise to credit risk. The actual liquidity requirements or credit risk that the Company will experience is expected to be lower than the contractual amount of commitments to extend credit because a significant portion of those commitments are expected to expire without being drawn upon. Certain commitments are subject to loan agreements containing covenants regarding the financial performance of the customer that must be met before the Company is required to fund the commitment. The Company uses the same credit policies in making commitments to extend credit as it does in making loans. In addition, the Company manages the potential credit risk in commitments to extend credit by limiting the total amount of arrangements, both by individual customer and in the aggregate, by monitoring the size and expiration structure of these portfolios and by applying the same credit standards maintained for all of its related credit activities. Commitments to extend credit are reported net of participations sold to other institutions of $75.5 million and $72.7 million at September 30, 2016 and December 31, 2015, respectively.

Standby and Commercial Letters of Credit

Standby letters of credit are issued on behalf of customers in connection with contracts between the customers and third parties. Under standby letters of credit, the Company assures that the third parties will receive specified funds if customers fail to meet their contractual obligations. The credit risk to the Company arises from its obligation to make payment in the event of a customer’s contractual default. Standby letters of credit are reported net of participations sold to other institutions of $19.0 million and $18.0 million at September 30, 2016 and December 31, 2015, respectively. The Company also had commitments for commercial and similar letters of credit. Commercial letters of credit are issued specifically to facilitate commerce whereby the commitment is typically drawn upon when the underlying transaction between the customer and a third party is consummated. The maximum amount of potential future payments guaranteed by the Company is limited to the contractual amount of these letters. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. Collateral held supports those commitments for which collateral is deemed necessary. The commitments outstanding as of September 30, 2016 have maturities ranging from October 2016 to March 2018. Substantially all fees received from the issuance of such commitments are deferred and amortized on a straight-line basis over the term of the commitment.

Financial instruments with off-balance sheet risk at September 30, 2016 and December 31, 2015, respectively, were as follows:

	September 30,	December 31,
(dollars in thousands)	2016	2015
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$5,179,570	$5,192,874
Standby letters of credit	105,742	127,840
Commercial letters of credit	9,315	8,404

Guarantees

The Company sells residential mortgage loans in the secondary market primarily to The Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and The Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) that may potentially require repurchase under certain conditions. This risk is managed through the Company’s underwriting practices. The Company services loans sold to investors and loans originated by other originators under agreements that may include repurchase remedies if certain servicing requirements are not met. This risk is managed through the Company’s quality assurance and monitoring procedures. Management does not anticipate any material losses as a result of these transactions.

Foreign Exchange Contracts

The Company has forward foreign exchange contracts that represent commitments to purchase or sell foreign currencies at a future date at a specified price. The Company’s utilization of forward foreign exchange contracts is subject to the primary underlying risk of movements in foreign currency exchange rates and to additional counterparty risk should its counterparties fail to meet the terms of their contracts. Forward foreign exchange contracts are utilized to mitigate the Company’s risk to satisfy customer demand for foreign currencies and are not used for trading purposes. See “Note 11. Derivative Financial Instruments” for more information.

Reorganization Transactions

In connection with the Reorganization Transactions as discussed in Note 1, FHI (formerly BancWest) distributed BWHI (including BOW) to BNPP so that BWHI was held directly by BNPP (BWHI is now held indirectly by BNPP through its intermediate holding company). As a result of the Reorganization Transactions that occurred on April 1, 2016, various tax or other contingent liabilities could arise related to the business of BOW, or related to the Company’s operations prior to the restructuring when it was known as BancWest, including its then-wholly-owned subsidiary, BOW. The Company is not able to determine the ultimate outcome or estimate the amounts of these contingent liabilities, if any, at this time.

18. Commitments and Contingent Liabilities

Contingencies

Various legal proceedings are pending or threatened against the Company. The Company’s ultimate liability, if any, cannot be determined at this time. After consultation with legal counsel, management does not expect that the aggregate liability, if any, resulting from these proceedings would have a material effect on the Company’s combined financial position, results of operations or liquidity.

Financial Instruments with Off‑Balance Sheet Risk

The Company is a party to financial instruments with off‑balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit which are not reflected in the combined financial statements.

Unfunded Commitments to Extend Credit

A commitment to extend credit is a legally binding agreement to lend funds to a customer, usually at a stated interest rate and for a specified purpose. Commitments are reported net of participations sold to other institutions. Such commitments have fixed expiration dates and generally require a fee. The extension of a commitment gives rise to credit risk. The actual liquidity requirements or credit risk that the Company will experience is expected to be lower than the contractual amount of commitments to extend credit because a significant portion of those commitments are expected to expire without being drawn upon. Certain commitments are subject to loan agreements containing covenants regarding the financial performance of the customer that must be met before the Company is required to fund the commitment. The Company uses the same credit policies in making commitments to extend credit as it does in making loans. In addition, the Company manages the potential credit risk in commitments to extend credit by limiting the total amount of arrangements, both by individual customer and in the aggregate, by monitoring the size and expiration structure of these portfolios and by applying the same credit standards maintained for all of its related credit activities. Commitments to extend credit are reported net of participations sold to other institutions of $72.7 million and $175.8 million at December 31, 2015 and 2014, respectively.

Standby and Commercial Letters of Credit

Standby letters of credit are issued on behalf of customers in connection with contracts between the customers and third parties. Under standby letters of credit, the Company assures that the third parties will receive specified funds if customers fail to meet their contractual obligations. The credit risk to the Company arises from its obligation to make payment in the event of a customer’s contractual default. Standby letters of credit are reported net of participations sold to other institutions of $18.0 million and $16.0 million at December 31, 2015 and 2014, respectively. The Company also had commitments for commercial and similar letters of credit. Commercial letters of credit are issued specifically to facilitate commerce whereby the commitment is typically drawn upon when the underlying transaction between the customer and a third party is consummated. The maximum amount of potential future payments guaranteed by the Company is limited to the contractual amount of these letters. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. Collateral held supports those commitments for which collateral is deemed necessary. The commitments outstanding as of December 31, 2015 have maturities ranging from January 2016 to July 2017. Substantially all fees received from the issuance of such commitments are deferred and amortized on a straight‑line basis over the term of the commitment.

Financial instruments with off‑balance sheet risk at December 31, 2015 and 2014, respectively, were as follows:

	December 31,
(dollars in thousands)	2015	2014
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$5,192,874	$4,777,846
Standby letters of credit	127,840	53,943
Commercial letters of credit	8,404	10,067

Guarantees

The Company sells residential mortgage loans in the secondary market primarily to The Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and The Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) that may potentially require repurchase under certain conditions. This risk is managed through the Company’s underwriting practices. The Company services loans sold to investors and loans originated by other originators under agreements that may include repurchase remedies if certain servicing requirements are not met. This risk is managed through the Company’s quality assurance and monitoring procedures. Management does not anticipate any material losses as a result of these transactions.

Lease Commitments

The Company’s lease commitments are discussed in Note 14, Leases.

Foreign Exchange Contracts

The Company has forward foreign exchange contracts that represent commitments to purchase or sell foreign currencies at a future date at a specified price. The Company’s utilization of forward foreign exchange contracts is subject to the primary underlying risk of movements in foreign currency exchange rates and to additional counterparty risk should its counterparties fail to meet the terms of their contracts. Forward foreign exchange contracts are utilized to satisfy customer demand for foreign currencies and are not used for trading purposes. See Note 17, Derivative Financial Instruments for more information.

Interest Rate Lock and Forward Sale Commitments

The Company previously had interest rate lock commitments on certain mortgage loans intended to be sold. To manage rate risk on interest rate lock commitments, the Company also entered into forward loan sale commitments. The instruments were used to reduce the Company’s exposure to movements in interest rates. See Note 17, Derivative Financial Instruments for more information. The Company had no such commitments at December 31, 2015.

Reorganization Transactions

In connection with the Reorganization Transactions as discussed in Note 1, BancWest distributed BWHI to BNPP so that BWHI is held directly by BNPP. As a result of the Reorganization Transactions that occurred on April 1, 2016, various tax or other contingent liabilities could arise related to the business of BOW, or related to the Company’s operations prior to the restructuring when it was known as BancWest, including its wholly‑owned subsidiary BOW. The Company is not able to determine the ultimate outcome or estimate the amounts of these contingent liabilities, if any, at this time.